Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Board and the Compensation Committee of our Board do not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice of timing equity grants based on the release of material non-public information. We have not granted stock options to any of our named executive officers since 2021 and we have never granted stock appreciation rights.

Award Timing Method
Our Board and the Compensation Committee of our Board do not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice of timing equity grants based on the release of material non-public information. We have not granted stock options to any of our named executive officers since 2021 and we have never granted stock appreciation rights.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Our Board and the Compensation Committee of our Board do not take material nonpublic information into account when determining the timing and terms of equity grants. We do not have a policy or practice of timing equity grants based on the release of material non-public information. We have not granted stock options to any of our named executive officers since 2021 and we have never granted stock appreciation rights.

MNPI Disclosure Timed for Compensation Value	false